SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activities
The following summary of stock option activities under the 2007, 2011 and 2012 Share incentive plans as of December 31, 2017, reflective of all modifications is presented below:

	Outstanding Options
		Weighted average exercise	Weighted average	Weighted average remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value

Outstanding as of January 1, 2017	7,710,176	$1.15	$1.05	1.57	$1,552
Exercised	-	-	-	-	-
Forfeited or expired	(1,841,648)	-	-	-	-

Outstanding as of December 31, 2017	5,868,528	$1.15	$1.05	0.75	$-
Options vested and expected to vest as of December 31, 2017	5,860,255	1.15	1.05	0.75	-

Options exercisable as of December 31, 2017	5,839,190	$1.15	$1.12	0.75	$-